Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Norway ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 6.5%
Kongsberg Gruppen ASA	15,896	$1,873,216
Banks — 15.7%
DNB Bank ASA	161,830	3,386,707
SpareBank 1 Nord Norge	17,292	185,153
SpareBank 1 Oestlandet	8,576	117,086
SpareBank 1 SMN	23,487	349,084
SpareBank 1 Sor-Norge ASA	37,298	488,617
		4,526,647
Broadline Retail — 0.6%
Europris ASA(a)	28,772	172,582
Chemicals — 3.2%
Elkem ASA(a)(b)	52,090	85,913
Yara International ASA	29,921	843,710
		929,623
Construction & Engineering — 1.1%
Cadeler AS(b)	37,978	233,215
Norconsult Norge A/S, NVS	19,637	73,721
		306,936
Diversified Telecommunication Services — 4.3%
Telenor ASA	104,982	1,236,093
Electrical Equipment — 0.3%
NEL ASA(b)(c)	301,126	83,296
Electronic Equipment, Instruments & Components — 0.3%
Kitron ASA	32,491	92,786
Energy Equipment & Services — 5.7%
Aker Solutions ASA	48,771	138,794
Borr Drilling Ltd.	40,443	154,249
BW Offshore Ltd.	14,962	37,808
DOF Group ASA(b)	26,762	206,355
Odfjell Drilling Ltd.	17,354	76,581
Paratus Energy Services Ltd.	11,955	51,801
Subsea 7 SA	40,974	648,819
TGS ASA	35,483	347,743
		1,662,150
Food Products — 14.9%
Austevoll Seafood ASA	16,436	150,799
Bakkafrost P/F	9,115	540,375
Grieg Seafood ASA	9,315	51,296
Leroy Seafood Group ASA	48,353	225,540
Mowi ASA	84,103	1,530,210
Orkla ASA	126,727	1,170,587
Salmar ASA	11,918	620,635
		4,289,442
Independent Power and Renewable Electricity Producers — 0.5%
Scatec ASA(a)(b)	21,474	157,685
Industrial Conglomerates — 0.7%
Aker ASA, Class A	4,040	210,711
Insurance — 6.0%
Gjensidige Forsikring ASA	36,165	643,315
Protector Forsikring ASA	9,707	254,648
Storebrand ASA	76,906	845,553
		1,743,516
IT Services — 0.6%
Atea ASA	14,267	175,479
Security	Shares	Value
Machinery — 3.0%
AutoStore Holdings Ltd.(a)(b)	195,057	$220,185
Hexagon Composites ASA(b)	19,243	74,048
TOMRA Systems ASA	40,090	566,531
		860,764
Marine Transportation — 3.6%
Belships ASA	20,497	33,840
Golden Ocean Group Ltd.(b)	23,515	236,195
Hoegh Autoliners ASA	20,709	241,539
MPC Container Ships ASA	68,527	134,249
Odfjell SE, Class A	3,810	37,752
Stolt-Nielsen Ltd.	4,218	106,969
Wallenius Wilhelmsen ASA	19,058	186,073
Wilh Wilhelmsen Holding ASA, Class A	1,867	68,485
		1,045,102
Media — 3.4%
Schibsted ASA, Class A	13,193	452,157
Schibsted ASA, Class B	16,412	526,209
		978,366
Metals & Mining — 5.5%
Norsk Hydro ASA	254,136	1,579,168
Oil, Gas & Consumable Fuels — 20.7%
Aker BP ASA	57,125	1,174,624
Avance Gas Holding Ltd.(a)	3,474	35,681
BlueNord ASA(b)(c)	4,316	230,636
BW LPG Ltd.(a)	15,134	184,063
Cool Co. Ltd.	4,337	36,139
DNO ASA	79,264	73,457
Equinor ASA	151,406	3,669,706
Flex LNG Ltd.	5,854	140,717
Frontline PLC, NVS	26,120	430,079
		5,975,102
Passenger Airlines — 0.5%
Norwegian Air Shuttle ASA(b)(c)	130,248	133,053
Real Estate Management & Development — 0.5%
Entra ASA(a)(b)	13,126	144,326
Semiconductors & Semiconductor Equipment — 1.0%
Nordic Semiconductor ASA(b)	33,139	297,190
Software — 0.6%
Crayon Group Holding ASA(a)(b)	14,525	166,826
Total Long-Term Investments — 99.2% (Cost: $33,945,257)		28,640,059
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	371,105	371,290
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	10,000	10,000
Total Short-Term Securities — 1.3% (Cost: $381,167)		381,290
Total Investments — 100.5% (Cost: $34,326,424)		29,021,349
Liabilities in Excess of Other Assets — (0.5)%		(150,861)
Net Assets — 100.0%		$28,870,488

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Norway ETF

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,090,558	$—	$(719,182)(a)	$88	$(174)	$371,290	371,105	$2,727 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0 (a)	—	—	—	10,000	10,000	58	—
				$88	$(174)	$381,290		$2,785	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	12/20/24	$203	$(1,104)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Norway ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,765,818	$22,874,241	$—	$28,640,059
Short-Term Securities
Money Market Funds	381,290	—	—	381,290
	$6,147,108	$22,874,241	$—	$29,021,349
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(1,104)	$—	$(1,104)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares